Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Other assets	$ 981	$ 1,218
Total assets	32,906	32,883	$ 31,374
Liabilities [Abstract]
Other liabilities	1,648	2,024
Total liabilities	22,563	21,415
Equity [Abstract]
Retained earnings	37,907	36,296
Total 3M Company shareholders' equity	10,298	11,429
Total equity	$ 10,343	11,468	12,863	$ 17,669
Revision In Application Of Accounting Standards Codification For Contingencies In Respect to Respirator Mark And Asbestos Liability Member
Equity [Abstract]
Retained earnings				32,416
Total equity				17,948
Amount of change in equity related to correction				$ (279)
Revision In Application Of Accounting Standards Codification For Contingencies In Respect to Respirator Mark And Asbestos Liability Member | Previously Reported
Assets [Abstract]
Other assets		1,053	1,769
Total assets		32,718	31,209
Liabilities [Abstract]
Other liabilities		1,580	1,555
Total liabilities		20,971	18,067
Equity [Abstract]
Retained earnings		36,575	34,317
Total 3M Company shareholders' equity		11,708	13,109
Total equity		11,747	13,142
Revision In Application Of Accounting Standards Codification For Contingencies In Respect to Respirator Mark And Asbestos Liability Member | Adjustment
Assets [Abstract]
Other assets		165	165
Total assets		165	165
Liabilities [Abstract]
Other liabilities		444	444
Total liabilities		444	444
Equity [Abstract]
Retained earnings		(279)	(279)
Total 3M Company shareholders' equity		(279)	(279)
Total equity		(279)	(279)
Revision In Application Of Accounting Standards Codification For Contingencies In Respect to Respirator Mark And Asbestos Liability Member | As Revised
Assets [Abstract]
Other assets		1,218	1,934
Total assets		32,883	31,374
Liabilities [Abstract]
Other liabilities		2,024	1,999
Total liabilities		21,415	18,511
Equity [Abstract]
Retained earnings		36,296	34,038
Total 3M Company shareholders' equity		11,429	12,830
Total equity		$ 11,468	$ 12,863